Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Oct. 31, 2015	Oct. 31, 2014
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$ 53,316	$ 87,381
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,118,735	1,127,226
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	65,213	527,806
Share-based compensation expense	131,487	163,928
Investment in Centric Solutions	114,118	125,555
Deferred Tax Assets, Operating Loss Carryforwards	1,437,611	573,926
Other	57,413	75,940
Total gross deferred tax assets	2,977,893	$ 2,681,762
Valuation allowance	(2,415,256)
Net deferred tax assets	562,637	$ 2,681,762
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(558,222)	(442,870)
Other receivables, due to accrual for financial reporting purposes	(4,415)	(10,768)
Total gross deferred tax liabilities	$ (562,637)	(453,638)
Net deferred tax asset		$ 2,228,124